Income taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net income/(loss) from continuing operations before income tax	$ (23,017)	$ (9,855)	$ (10,055)
Statutory tax rate	24.00%	24.00%	24.00%
Expected income tax (expense)/recovery	$ 5,524	$ 2,365	$ 2,433
Change in valuation allowance	(2,129)	4,228	(4,487)
Permanent difference	0	(9)	(344)
Change in expiration of tax loss carryforwards	(3,395)	(6,584)	2,397
Income tax (expense)/recovery	$ (13)	$ (53)	$ (71)